GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 15, 2019	Jul. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Goodwill			$ 8,433		$ 8,433		$ 8,433	$ 8,433
Identifiable intangible assets	$ 7,300
Amortization expense			1,100	$ 1,100	3,300	$ 3,300	4,500	4,000
Amortization expense			$ 1,100	$ 1,100	$ 3,300	$ 3,300	$ 4,500	4,000
BioPharma Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Intangible assets	15,600	$ 15,600
Goodwill	8,273	8,300						$ 100
Identifiable intangible assets	$ 7,300	$ 7,300